General and Administrative Expenses (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other expenses	€ 10,493
General and Administrative Expenses
Personnel expenses		€ 21,339	€ 8,844
Professional services		8,483	2,615
Software cost		1,897	1,250
Depreciation/amortization		1,289	896
Other expenses		2,398	1,832
Total		€ 35,406	€ 15,437